Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2030 Portfolio℠
September 30, 2023
VIPF2030-NPRT3-1123
1.822347.118
Domestic Equity Funds - 30.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	733,676	32,986,081
VIP Equity-Income Portfolio Initial Class (a)	1,127,704	27,019,800
VIP Growth & Income Portfolio Initial Class (a)	1,423,697	36,916,475
VIP Growth Portfolio Initial Class (a)	637,726	54,321,478
VIP Mid Cap Portfolio Initial Class (a)	253,264	8,557,799
VIP Value Portfolio Initial Class (a)	1,055,895	19,132,821
VIP Value Strategies Portfolio Initial Class (a)	615,970	9,535,222
TOTAL DOMESTIC EQUITY FUNDS (Cost $122,672,605)		188,469,676

International Equity Funds - 28.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	6,344,773	62,940,148
VIP Overseas Portfolio Initial Class (a)	4,954,318	114,593,376
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $159,721,302)		177,533,524

Bond Funds - 40.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,584,907	49,984,920
Fidelity International Bond Index Fund (a)	1,998,372	17,745,546
Fidelity Long-Term Treasury Bond Index Fund (a)	3,861,503	35,178,294
VIP High Income Portfolio Initial Class (a)	2,230,066	10,213,702
VIP Investment Grade Bond II Portfolio - Initial Class (a)	14,857,585	136,838,355
TOTAL BOND FUNDS (Cost $278,449,361)		249,960,817

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.09% (a)(b) (Cost $1,248,749)	1,248,749	1,248,749

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $562,092,017)	617,212,766
NET OTHER ASSETS (LIABILITIES) - 0.0%	(63,913)
NET ASSETS - 100.0%	617,148,853

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	621,425	621,425	82	-	-	-	0.0%
Total	-	621,425	621,425	82	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	44,436,438	12,319,026	6,208,516	42,939	(175,135)	(386,893)	49,984,920
Fidelity International Bond Index Fund	16,438,690	3,775,337	2,577,585	204,792	(12,638)	121,742	17,745,546
Fidelity Long-Term Treasury Bond Index Fund	34,552,917	11,584,747	7,398,199	803,143	(706,375)	(2,854,796)	35,178,294
VIP Contrafund Portfolio Initial Class	31,277,831	4,342,712	8,364,829	307,983	248,624	5,481,743	32,986,081
VIP Emerging Markets Portfolio Initial Class	62,866,923	17,719,682	18,469,085	106,040	516,314	306,314	62,940,148
VIP Equity-Income Portfolio Initial Class	28,027,473	4,094,383	5,625,729	-	88,108	435,565	27,019,800
VIP Government Money Market Portfolio Initial Class 5.09%	4,201,322	7,007,587	9,960,160	183,255	-	-	1,248,749
VIP Growth & Income Portfolio Initial Class	36,267,672	5,508,184	7,788,705	133,807	182,184	2,747,140	36,916,475
VIP Growth Portfolio Initial Class	49,120,401	9,487,959	13,734,568	340,781	390,764	9,056,922	54,321,478
VIP High Income Portfolio Initial Class	9,732,805	1,624,302	1,516,247	6,703	(19,941)	392,783	10,213,702
VIP Investment Grade Bond II Portfolio - Initial Class	120,994,150	35,544,543	17,982,868	39,938	(12,566)	(1,704,904)	136,838,355
VIP Mid Cap Portfolio Initial Class	8,746,740	1,254,596	1,765,448	20,558	21,819	300,092	8,557,799
VIP Overseas Portfolio Initial Class	109,779,683	18,715,083	21,230,396	-	445,525	6,883,481	114,593,376
VIP Value Portfolio Initial Class	20,208,868	2,440,259	5,243,804	-	711,744	1,015,754	19,132,821
VIP Value Strategies Portfolio Initial Class	10,016,979	1,378,826	2,686,575	24,117	346,294	479,698	9,535,222
	586,668,892	136,797,226	130,552,714	2,214,056	2,024,721	22,274,641	617,212,766

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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